Note 3 - Liquidity and Summary of Significant Accounting Principles - Summary of Concentration Risk (Details) - Customer Concentration Risk [Member]	4 Months Ended	8 Months Ended	12 Months Ended
	May 04, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Sales Revenue, Net [Member] | Customer B [Member]
Concentration percentage
Sales Revenue, Net [Member] | Customer B [Member] | Predecessor [Member]
Concentration percentage	78.00%			67.00%
Sales Revenue, Net [Member] | Customer C [Member]
Concentration percentage
Sales Revenue, Net [Member] | Customer C [Member] | Predecessor [Member]
Concentration percentage				26.00%
Sales Revenue, Net [Member] | Customer D [Member]
Concentration percentage		22.00%
Sales Revenue, Net [Member] | Customer D [Member] | Predecessor [Member]
Concentration percentage
Sales Revenue, Net [Member] | Customer E [Member]
Concentration percentage		16.00%
Sales Revenue, Net [Member] | Customer E [Member] | Predecessor [Member]
Concentration percentage
Accounts Receivable [Member] | Customer B [Member]
Concentration percentage			10.00%
Accounts Receivable [Member] | Customer B [Member] | Predecessor [Member]
Concentration percentage				21.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration percentage			58.00%
Accounts Receivable [Member] | Customer A [Member] | Predecessor [Member]
Concentration percentage				47.00%